Loans and Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning balance	$ 5,213	$ 4,729	$ 4,322
Charge-offs	(2,499)	(3,668)	(3,884)
Recoveries	623	452	341
Provision	2,515	3,700	3,950
Ending balance	5,852	5,213	4,729
Individually evaluated for impairment	700	431	581
Collectively evaluated for impairment	5,152	4,782	4,148
Individually evaluated for impairment	5,939	4,501	6,573
Collectively evaluated for impairment	305,529	315,626	310,367
Ending balance	311,468	320,127	316,940
Agricultural
Beginning balance	55	181	124
Charge-offs		(45)
Recoveries	5	10
Provision	81	(91)	57
Ending balance	140	55	181
Individually evaluated for impairment	1
Collectively evaluated for impairment	139	55	181
Individually evaluated for impairment	166		39
Collectively evaluated for impairment	31,624	38,929	29,642
Ending balance	31,790	38,929	29,681
Commercial and Industrial
Beginning balance	609	641	735
Charge-offs	(405)	(228)	(765)
Recoveries	61	32	68
Provision	116	164	603
Ending balance	381	609	641
Individually evaluated for impairment	112	7	50
Collectively evaluated for impairment	269	602	591
Individually evaluated for impairment	198	163	272
Collectively evaluated for impairment	67,167	58,522	55,675
Ending balance	67,365	58,685	55,947
Consumer
Beginning balance	197	243	306
Charge-offs	(338)	(361)	(444)
Recoveries	214	217	230
Provision	177	98	151
Ending balance	250	197	243
Individually evaluated for impairment
Collectively evaluated for impairment	250	197	243
Individually evaluated for impairment	32
Collectively evaluated for impairment	19,335	18,657	16,709
Ending balance	19,367	18,657	16,709
Commercial Real Estate
Beginning balance	2,299	1,729	1,546
Charge-offs	(869)	(1,357)	(1,523)
Recoveries	224	89	16
Provision	942	1,838	1,690
Ending balance	2,596	2,299	1,729
Individually evaluated for impairment	449	424	531
Collectively evaluated for impairment	2,147	1,875	1,198
Individually evaluated for impairment	3,723	2,758	3,529
Collectively evaluated for impairment	89,589	103,492	112,822
Ending balance	93,312	106,250	116,351
Construction Real Estate
Beginning balance	34	2	3
Charge-offs
Recoveries
Provision	(19)	32	(1)
Ending balance	15	34	2
Individually evaluated for impairment
Collectively evaluated for impairment	15	34	2
Individually evaluated for impairment
Collectively evaluated for impairment	1,056	1,169	853
Ending balance	1,056	1,169	853
Residential Real Estate
Beginning balance	1,847	1,554	1,590
Charge-offs	(887)	(1,677)	(1,152)
Recoveries	119	104	27
Provision	844	1,866	1,089
Ending balance	1,923	1,847	1,554
Individually evaluated for impairment	138
Collectively evaluated for impairment	1,785	1,847	1,554
Individually evaluated for impairment	1,820	1,580	2,733
Collectively evaluated for impairment	96,758	94,857	94,666
Ending balance	98,578	96,437	97,399
Unallocated
Beginning balance	172	379	18
Charge-offs
Recoveries
Provision	375	(207)	361
Ending balance	547	172	379
Individually evaluated for impairment
Collectively evaluated for impairment	$ 547	$ 172	$ 379